Principal accounting policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Principal accounting policies

(a)	Principles of consolidation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All significant transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.
The results of subsidiaries and VIEs acquired or disposed of during the year are recorded in the consolidated statement of comprehensive income/(loss) from the effective dates of acquisition or up to the effective dates of disposal, as appropriate.

The Company deconsolidates its subsidiaries in accordance with ASC 810-10-40-4 as of the dates the Company ceases to have controlling financial interests in the subsidiaries.

The Company accounts for the deconsolidation of its subsidiaries by recognizing a gain or loss in net income/(loss) attributable to the Company in accordance with ASC 810-10-40-5. This gain or loss is measured at the date the subsidiaries are deconsolidated as the difference between (a) the aggregate of the fair values of any consideration received, the fair values of any retained noncontrolling interests in the subsidiaries being deconsolidated, and the carrying amounts of any noncontrolling interests in the subsidiaries being deconsolidated, including any accumulated other comprehensive income/(loss) attributable to the noncontrolling interests, and (b) the carrying amounts of the assets and liabilities of the subsidiaries being deconsolidated.

(b)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. Actual results could differ materially from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include revenue recognition, the determination of the fair value of identifiable assets and liabilities acquired through business combination, the determination of the fair value of long-term investments, the determination of the fair value of mezzanine equity, the determination of fair value of noncontrolling interests, the valuation allowance of deferred tax assets, the determination of uncertain tax position, the valuation and recognition of share-based compensation, impairment of long-lived assets and the determination of the estimated useful lives of property and equipment and intangible assets.

(c)	Functional Currency and Foreign Currency Translation

The functional currency of the Company and its subsidiaries incorporated outside of the PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is Chinese Renminbi (“RMB”) as determined based on ASC 830, “Foreign Currency Matters”. Effective December 31, 2016, the Group changed its reporting currency from US$ to RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income/(loss) in the consolidated statement of changes in shareholders’ equity. For the year ended December 31, 2016, foreign currency translation loss, net of nil tax was RMB76.0 million. For the years ended December 31, 2017 and 2018 foreign currency translation income, net of nil tax was RMB82.9 million and RMB15.5 million, respectively.

Foreign currency transactions denominated in currencies other than the functional currencies are translated into the functional currencies using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of comprehensive income/(loss). Foreign currency exchange loss was RMB3.7 million for the year ended December 31, 2016. Foreign currency exchange gain was RMB0.8 million and RMB0.6 million for the year ended December 31, 2017 and 2018, respectively.

 For the convenience of the reader, translations of amounts from RMB into US$ were calculated at the exchange rate of RMB6.8632 per US$1.00, the middle rate on December 31, 2018, the last business day in the year ended December 31, 2018, as published on the website of the State Administration of Foreign Exchange of the PRC. No representation is made that the RMB amounts could have been, or could be converted into US$ at such rate.

(d)	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amounts of cash.

The following table sets forth a breakdown of the Group’s cash and cash equivalents by currency denomination, jurisdiction and geographical location as of December 31, 2017 and 2018:

	US$ in thousands					RMB in thousands					RMB in thousands
	USA	Hong Kong	China Non VIE	China VIE	Total	USA	Hong Kong	China Non VIE	China VIE	Total	Total translated to RMB
December 31, 2017	3	143,357	4,525	4	147,889	271	153	237,756	320,465	558,645	1,524,982
December 31, 2018	3	122,704	2,534	4	125,245	272	128	326,156	1,201,340	1,527,896	2,387,478

(e)	Restricted cash-current and restricted cash-non-current

Cash that is legally restricted from withdrawal and pledged as collateral with commercial banks for the Group’s bank loans is reported separately on the face of the Group’s consolidated balance sheets. In accordance with ASU No. 2016-18, the amounts generally described as restricted cash and restricted cash equivalents are included in the total cash, cash equivalents and restricted cash balances in the consolidated statements of cash flows.

Cash that is legally restricted from withdrawal amounted to RMB86.0 million and RMB15.7 million was included in the balance of restricted cash-current in the Group’s consolidated balance sheets as of December 31, 2017 and 2018, respectively. Cash pledged with commercial banks for the Group’s bank loans amounted to RMB7.4 million and RMB796.3 million was included in the balance of restricted cash-current in the Group’s consolidated balance sheets as of December 31, 2017 and December 31, 2018, respectively. Cash pledged with commercial banks for the Group’s bank loans amounted to RMB792.0 million and RMB nil were included in the balance of restricted cash-non-current in the Group’s consolidated balance sheets as of December 31, 2017 and 2018, respectively.

(f)	Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months to up to one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income /(loss) during the periods presented.

(g)	Short-term investments

Short-term investments include investments in variable rate financial instruments which primarily consists of wealth management products with variable interest rates or principal non-guaranteed which were purchased from commercial banks and other financial institutions.

The Group carries these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as investment income/(loss), net. Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 20 for additional information.

Variable-rate financial instruments are recorded at fair values based on the judgment that expected return will be obtained upon maturity. As of December 31, 2017 and 2018, the Group has short-term investments of RMB3.4 billion and RMB4.6 billion, respectively.

(h)	Accounts receivable, net

Accounts receivable, net mainly represent amounts due from customers and online payment channels and are recorded net of allowance for doubtful account. The carrying values of accounts receivable are reduced by allowances that reflects the Group’s best estimate of the amounts that will not be collected. The Group makes estimations for the collectability of accounts receivable considering many factors including but not limited to reviewing accounts receivable balances, historical bad debt rates, accounts aging, repayment patterns, customer credit worthiness, financial conditions of the customers and industry trend analysis. An accounts receivable is written off after all collection effort has ceased. The Group recognized RMB11.6 million and RMB4.9 million allowance for doubtful accounts for the years ended December 31, 2017 and 2018, respectively.

(i)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Buildings	30-50 years
Computers and equipment	3-5 years
Motor vehicles	4-5 years
Furniture and fixtures	5 years
Software	3-5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets

Expenditures for maintenance and repairs are expensed as incurred. The gains or losses on the disposal of property and equipment are the differences between the net sales proceeds and the carrying amounts of the relevant assets and are recognized in the consolidated statements of comprehensive income/(loss).

(j)	Intangible assets, net

Intangible assets acquired through business acquisitions are recognized as assets separated from goodwill if they satisfy either the "contractual-legal" or "separability" criterion. Intangible assets purchased are recognized and measured at fair value upon acquisition.

Intangible assets with finite lives are carried at cost less accumulated amortization.
Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Customer relationships	2-3 years
Domain names and trademarks	9-10 years
Technology	4-5 years
Licenses	10 years

Intangible assets with infinite lives are evaluated to determine the fair value annually. An impairment loss is recognized if the carrying amount exceeds the fair value. Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amounts by which the carrying amounts of the assets exceed the fair values of the assets.

(k)	Land use rights, net

Land use rights are carried at cost less accumulated amortization. Amortization is provided to write off the cost of lease prepayments on a straight-line basis over the period of the shorter of estimated useful lives which are generally 50 years or the terms of the land use rights purchase agreements.

(l)	Goodwill

Goodwill represents the excess of the purchase price over fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31 and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with the FASB guidance on Testing of Goodwill for Impairment, the Company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss equal to the difference between the implied fair value of the reporting unit's goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group performs goodwill impairment testing at the reporting unit level on December 31 annually. No impairment of goodwill was recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

(m)	Long-term investments

(i)	Equity Investments Accounted for Using the Equity Method

In accordance with ASC 323 Investment-Equity Method and Joint Ventures, the Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interests or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive income/(loss) after the date of acquisition. The Group will discontinue applying equity method if the carrying amount of an investment (and additional financial supports to the investee, if any) has been reduced to zero.

When the Group’s investment in common stock has been reduced to zero and it has other investments in the investee, the Group continues to record its share of income or loss in the equity investees in its consolidated statements of comprehensive income/(loss), to the extent of and as an adjustment to the adjusted basis of the other investments in the investee. The order in which those equity method income or loss should be applied to the other investments shall follow the seniority of the other investments (that is, priority in liquidation). In such instances, the Group recognizes investee income or loss based on the ownership level of the particular investee security or loan/advance held by the Group.

An investment in in-substance common stock is an investment that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to one in that entity’s common stock.

The equity method investments are subject to periodic testing for other-than-temporary impairment, by considering factors including, but not limited to, stock prices of public companies in which the Group has an equity investment, current economic and market conditions, operating performance of the investees such as current earnings trends and undiscounted cash flows, and other company-specific information, such as recent financing rounds. The fair value determination, particularly for investments in privately-held companies whose revenue model is still evolving, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Group will write down the asset to its fair value and take the corresponding charge to the consolidated statements of comprehensive income/(loss). No impairment was recorded for equity method investments for the years ended December 31, 2016, 2017 and 2018.

(ii)	Equity Investment with Readily Determinable Fair Values

Due to the adoption of ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), on January 1, 2018, all equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) will generally be measured at fair value through the consolidated statements of comprehensive income/(loss). There will no longer be an available-for-sale classification (changes in fair value previously reported in other comprehensive income) for equity securities with readily determinable fair values.

Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting dates. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

(iii)	Equity Investments without Readily Determinable Fair Values

Prior to adopting ASU 2016-01 on January 1, 2018, for those investments over which the Group does not have significant influence and without readily determinable fair value, the Group carried the investment at cost and only adjusted for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings.

Based on ASU 2016-01, the Group will be able to elect to record equity investments without readily determinable fair values and not accounted for by the equity method either at fair value with changes in fair value recognized in net income or at cost less impairment, adjusted for subsequent observable price changes (“measurement alternative”). An election to measure an equity security shall be made for each investment separately. If the Group elects to use this measurement alternative method, the Group should report changes in the carrying value of the equity investments in current earnings whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

For each reporting period, the Group would make a qualitative assessment considering impairment indicators to evaluate whether the equity investment without a readily determinable fair value is impaired. Impairment indicators that the Group considers include, but are not limited to, 1) a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, 2) a significant adverse change in the regulatory, economic, or technological environment of the investee, 3) a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates, 4) a bona fide offer to purchase, an offer by the investee to sell, or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment, and 5) factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

When indicators of impairment exist, the Group prepares quantitative assessments of the fair value of the equity investments using both the market and income approaches which require judgment and the use of estimates, including discount rates, investee revenues and costs, and comparable market data of private and public companies, among others. When the assessment indicates that an impairment exists, the Group will include an impairment loss in net income equal to the difference between the fair value of the investment and its carrying amount.

Because
the investees’ operation metrics did not meet the expectations, the Group recorded RMB142.1 million, RMB37.3 million for the cost method investments for the years ended December 31, 2016 and 2017, respectively. The Group recorded
RMB40.0 million impairments for investments accounted for under the cost less impairment adjusted for subsequent observable price changes method for the year ended December 31, 2018. The impairment was recorded in “investment income/(loss), net” in the Group’s consolidated statements of comprehensive income/(loss).

(iv)	Non-marketable equity security held by an investment company within the Group

In accordance with ASC 946-320
Financial Services—Investment Companies, Investments—Debt and Equity Securities,
 the Company accounts for long-term equity investments in unlisted companies held by consolidated investment companies at fair value. These investments were initially recorded at their transaction price net of transaction costs, if any. Fair value of these investments are re-measured periodically in accordance with ASC 820.

(n)	Impairment of other long-lived assets

In accordance with ASC 360-10-35, the Group’s other long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. Impairment charges of other long-lived assets of RMB30.0 million, RMB nil and RMB nil were recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

(o)	Fair value

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group measures the fair value of assets and liabilities by two main approaches: (1) market approach and (2) income approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts.

The Group’s financial instruments mainly include cash and cash equivalents, restricted cash, term deposits, short-term investments, accounts receivable, certain long-term investments, accounts payable. The carrying value of the Company’s accounts receivable and accounts payable approximates their fair value because of their short maturities. Investments under the measurement alternative method and equity method are reviewed periodically for impairment using fair value measurement which requires significant unobservable inputs (Level 3). Intangible assets, goodwill and fixed assets are marked to fair value when an impairment charge is recognized. Please see Note 20 for additional information.

(p)	Customer advances and deferred revenues

In most cases, our customers pay in advance to purchase membership services and online marketing services. The cash proceeds received from customers are initially recorded as customer advances. When a specific service is selected and activated, the amount related to the service is transferred to deferred revenues.

(q)	Revenue recognition

The Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”), from January 1, 2018, applying the modified retrospective method to those contracts which were not completed as of January 1, 2018. Accordingly, revenues for the year ended December 31, 2018 were presented under ASC 606, while revenues for the year ended December 31, 2016 and 2017 were not adjusted and continued to be reported under ASC 605. The adoption had no material impact on the Group’s accumulated deficit as of January 1, 2018 and the Group’s consolidated financial statements for the year ended December 31, 2018.

The Group generates revenues primarily from membership and online marketing services. The Group sells its services through its direct sales teams, third party sales agencies and online self-serve channels. Under ASC 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount of consideration the Group expects to be entitled to in exchange for those goods or services.

The Group determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, we satisfy a performance obligation.

The Group’s revenues have been subject to value added tax (“VAT”). To record VAT payable, the Group uses the net presentation method, which presents the difference between the output VAT on goods sold or taxable services and the available input VAT amount (at the rate applicable to the supplier). Revenues are recorded net of VAT in accordance with the ASC 606. The recognition of revenues involves certain management judgments. The amount and timing of our revenues could be materially different for any period if management made different judgments or utilized different estimates.

(i)	Membership

A membership is a basic services package mainly consisting of the following services: customer certification, display of an online storefront on the Group’s platforms, preferential listing benefits such as limited daily priority listings and higher limit for free daily listings, access to the Group’s dedicated customer service support team and online account management system. As the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as customer advances. When a specific subscription-based membership service is selected and activated, the amount related to the membership service is transferred to deferred revenues, and revenue is recognized ratably over the membership period as the service is rendered.

(ii)	Online marketing services

The Group’s online marketing services include time-based services and performance-based services. Revenues from time-based services are recognized ratably over the service period. Revenues from performance-based services are recognized when the agreed performance criteria are achieved. For service arrangements that include multiple performance obligation, revenues are allocated to each performance obligation. The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price method, generally based on the best estimate of selling price of the Group.

(iii)	E-commerce services

The Group’s e-commerce services refer to services provided to the real estate developers such as sale of discount coupons with which home buyers use to buy properties at a discounted price. It might also include tours to visit the properties, on site promotion activities and other services relating to property purchases. The coupon purchased by prospective home buyers is refundable before a purchase of the specified properties prior to the expiry date of the coupon. The Group recognizes revenues when home buyers apply the discount coupon to pay for the purchase price of the specified properties from real estate developers. Cash received in advance of the purchase of specified properties is recorded as customer advances, as a type of contract liability.

(iv)	Other revenues

Other revenues are primarily derived from selling used goods and providing services on
Zhuan
Zhuan, the Group’s online used goods trading platform and providing various online to offline recruitment services. The Group recognizes other revenues when the related services are rendered or goods are sold.

For all other arrangements that include multiple performance obligations, the Group would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price. If a promised good or service does not meet the criteria to be considered distinct, it is combined with other promised goods or services until a distinct bundle of goods or services exists.

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services customers are required to pay before the services are delivered. The Group recognizes a contract asset or a contract liability in the consolidated balance sheet, depending on the relationship between the Group’s performance and the customer’s payment.

The Group will recognize an account receivable in its
consolidated balance sheets
when it performs a service or transfers a good in advance of receiving consideration and if it has the unconditional right to receive consideration. Accounts receivable is presented netting of the allowance for doubtful accounts (See Note 2 (h)). Accounts receivable as of December 31, 2017 and 2018 were RMB667.8 million and RMB917.4 million, respectively. The Group do not have any capitalized contract cost.

Contract liabilities are recognized if the Group receives consideration in advance of performance. Customers pay in advance to purchase membership services and online marketing services. The cash proceeds received from customers are initially recorded as customer advances and then transferred to deferred revenues when they are used to purchase desired services. Customer advances and deferred revenues are considered as contract liability. The Group had customer advances and deferred revenues balances of RMB3.5 billion and RMB3.8 billion as of December 31, 2017 and December 31, 2018, respectively. The majority of the balances as of December 31, 2017 were recognized as revenue in the year ended December 31, 2018. Due to the generally short-term duration of the relevant contracts, a majority of the receipts in advance and deferred revenues are recognized in the following reporting period. The increase in the customer advances and deferred revenues balance was primarily driven by cash payments received in advance of satisfying performance obligations.

Practical Expedients

The Group generally expense sales commissions when incurred for all contracts with the contract terms of one year or less. These costs are recorded within sales and marketing expenses.

Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.

(r)	Cost of revenues

Cost of revenues mainly consists of (i) costs of goods sold and services rendered in various platforms of the Company, (ii) traffic acquisition cost paid to 58.com advertising union partner, and (iii) expenses associated with the operation of platforms, such as data center bandwidth fees, depreciation and maintenance expenses for computers, servers and other equipment, short message services (“SMS”) costs, salaries, bonuses, benefits and share-based compensation expense relating to web operation and information quality control personnel.

(s)	Advertising expenses

Advertising expenses are generally prepaid to the third parties for online traffic acquisition and offline advertising services such as television, outdoor and inner-building channels. Advertising expenses are expensed as sales and marketing expenses when the services are received. For the years ended December 31, 2016, 2017 and 2018, advertising expenses recognized in the consolidated statements of comprehensive income/(loss) were RMB2.0 billion, RMB2.1 billion and RMB3.3 billion, respectively. Out of the total advertising expenses, RMB351.1 million, RMB422.3 million and RMB621.6 million were charged by the Group’s related party Tencent Holdings Ltd. and its subsidiaries and affiliated entities (collectively referred to as “Tencent”), for the year ended December 31, 2016, 2017 and 2018, respectively.

(t)	Research and development expenses

Research and development expenses mainly consist of personnel, rent and depreciation expenses associated with the development of and enhancement to the Group’s platforms and expenses associated with research and development. The research and development expenses are expensed as incurred for all the periods presented.

Costs incurred for the preliminary project stage of internal use software are expensed when incurred in research and development expenses. Costs incurred during the application development stage are capitalized when certain criteria are met as stated in ASC 350-40. Costs incurred during the post-implementation-operation stage are also expensed as incurred. As the period qualified for capitalization has historically been very short and the development costs incurred during this period have been insignificant, development costs of internal use software to date have been expensed when incurred.

(u)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessors are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income/(loss) on a straight-line basis over the terms of underlying lease.

(v)	Share-based compensation

The Group has incentive plans for the granting of share-based awards, including share options, restricted share units (“RSUs”) and restricted shares (“RSs”), to its employees and directors. Share-based compensation expenses are recognized as costs and expenses on a straight-line basis over the vesting period in the consolidated statements of comprehensive income
/(loss)
based on the fair value of the related share-based awards on their grant date, if no performance conditions are required. Under ASC 718, compensation cost should be accrued if it is probable that the performance condition will be achieved and should not be accrued if it is not probable that the performance condition will be achieved. As a result, the Group recognizes no compensation expense for share-based awards with performance conditions unless the performance conditions become probable of being achieved.

The Group uses the binominal option pricing model to determine the fair value of share options and account for share-based compensation expenses using an estimated forfeiture rate at the time of grant and revising the rate, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expenses are recorded net of estimated forfeitures such that expenses are recorded only for those share-based awards that are expected to vest.

See Note 23 for further information regarding share-based compensation assumptions and expenses.

(w)	Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the statement of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interests and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income/(loss). The Group did not have any significant interest or penalties associated with tax positions for the year ended December 31, 2016, 2017 and 2018. The Group did not have any significant unrecognized uncertain tax positions for the year ended December 31, 2016, 2017 and 2018.

(x)	Employee benefits

Full-time employees of the Group in mainland China are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurances, medical insurances, unemployment benefits and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulation requires that the Group makes contributions to the government for these benefits based on certain percentage of the employees’ salaries, up to a maximum amount specified by the local government. Currently, the Group is paying contributions to the social insurance plan for all full-time employees and to the housing fund plans for some employees, but the amounts paid for these employees may not be sufficient as required by the PRC laws and regulations, for which the Group have made provision based on its best estimate. The Group has no legal obligation for the benefits beyond the required contributions.

The Group recorded employee benefit expenses of RMB477.0 million, RMB476.3 million and RMB626.4 million for the years ended December 31, 2016, 2017 and 2018, respectively.

(y)	Government grants

Grants from the government are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

Government grants relating to costs are deferred and recognized in the consolidated statements of comprehensive income/(loss) over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to the property, plant and equipment and other non-current assets are presented in the consolidated balance sheets by deducting the grants in arriving at the assets carrying amount and are credited to consolidated statements of comprehensive income/(loss) on a straight-line basis over the expected lives of the related assets.

For the years ended December 31, 2016, 2017 and 2018, the Group recognized government grants of approximately RMB72.3 million, RMB81.4 million and RMB59.9 million, respectively, in others, net in the consolidated statements of comprehensive income/(loss).

(z)	Ordinary shares

The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in capital first with any remaining excess charged entirely to retained earnings.

(aa)	Business combination, noncontrolling interests and mezzanine classified noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interests in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference will be recognized directly in the consolidated statements of comprehensive income/(loss). During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income/(loss).

In a business combination achieved in stages, the Company re-measures the previously held equity interests in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income/(loss).

For the Company’s majority-owned subsidiaries and
VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. When the noncontrolling interests are contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interests are classified as mezzanine classified noncontrolling interests. Consolidated net income/(loss) on the consolidated statements of comprehensive income/(loss) includes the net income/(loss) attributable to noncontrolling interests and mezzanine equity holders when applicable. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

(ab)	Statutory reserves

The Group’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with China’s Company Laws, the Company’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries that are Chinese companies, must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective company’s discretion. The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing the registered capital of the respective company. These reserves are not allowed to be transferred out as cash dividends, loans or advances, nor can they be distributed except under liquidation.

As of December 31, 2017 and 2018, the Group had statutory reserves amounted to RMB266.7 million and RMB527.6 million, respectively.

(ac)	Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as family member or relative, shareholder, or a related corporation.

(ad)	Earnings/(loss) per share

The Group uses the two-class method to calculate net income per share though both classes share the same rights in dividends. Therefore, basic and diluted earnings per share are the same for both classes of ordinary shares. Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to 58.com Inc. by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the accretions and allocation of net income related to the preference shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preference shares using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings/(loss) per share calculation when inclusion of such shares would be anti-dilutive.

(ae)	Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, mainly consists of accumulated foreign currency translation adjustment.

(af)	Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of revenue by products but has internal reporting of cost and expenses that do not distinguish between segments, and costs and expenses of the Group is reported by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating and reportable segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

(ag)	Recently issued accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”), which amends the existing accounting standards for lease accounting. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet with terms of more than twelve months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. The standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. In January 2018, the FASB issued ASU No. 2018-01, “Leases (Topic 842) – Land easement practical expedient” (“ASU 2018-01”), which provides an optional transition practical expedient to not evaluate under Leases (Topic 842) existing or expired land easements that were not previously accounted for as leases under Leases (Topic 840). ASU 2018-01 requires that an entity that elects this practical expedient should evaluate new or modified land easements under Leases (Topic 842) beginning at the date that the entity adopts the standard. The Group will elect this practical expedient. In July 2018, the FASB issued ASU 2018-10, “Leases (Topic 842) – Codification improvements” (“ASU 2018-10”), which amends to increase stakeholders’ awareness of the amendments and to expedite the improvements. The amendments in ASU 2018-10 affect narrow aspects of the guidance issued in ASU 2016-02. In July 2018, the FASB also issued ASU 2018-11, “Lease (Topic 842) – Targeted Improvements” (“ASU 2018-11”), which provides an alternative transition approach allowing companies to initially apply the new leases standard by recognizing a cumulative-effect adjustment on adoption date. The Group will adopt the new guidance and related updates on January 1, 2019, using the alternative transition approach in accordance with ASU 2018-11. The Group currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Group’s balance sheet for certain in-scope operating leases. The Group does not expect any material impact on net assets and the consolidated statement of comprehensive income as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326),” which requires entities to measure all expected credit losses for financial assets held at the reporting date. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. For available-for-sale debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under other-than-temporary impairment model. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  The Group is currently evaluating the impact that the adoption of this update will have on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU No. 2017-04, “Simplifying the Test for Goodwill Impairment.” The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group early adopted the amendments from January 1, 2018 on a prospective basis. The Group concluded that the early adoption of this update has no impact on its consolidated financial statements and related disclosures.

In June 2018, the FASB issued ASU No. 2018-07, “Compensation - Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting to simplify the accounting for share-based payments to nonemployees” (“ASU 2018-07”) by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at grant date, which may lower their cost and reduce volatility in the income statement. The guidance is effective for public business entities in annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted, including in an interim period. The ASU 2018-07 will impact the accounting of the share-based awards granted to non-employees and the Group does not expect a significant impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The guidance eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect a significant impact on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, “Intangibles—Goodwill and Other—Internal-Used Software (Subtopic 350-40) (“ASU 2018-15”). The guidance intended to align the requirements for capitalization of implementation costs incurred in a cloud computing arrangement that is a service contract with the existing guidance for internal-use software. Capitalized implementation costs should be amortized over the term of the hosting arrangement and recorded in the same financial statement line items as amounts for the hosting arrangement. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The guidance provides flexibility in adoption, allowing for either retrospective adjustment or prospective adjustment for all implementation costs incurred after the date of adoption. The Group is evaluating the impact this new accounting guidance will have on its consolidated financial statements.

In March 2019, the FASB issued ASU 2019- 02, “Improvements to Accounting for Costs of Films and License Agreements for Program Materials”, which improves U.S. GAAP by aligning the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. In addition, ASU 2019-02 requires that an entity test a film or license agreement for program material within the scope of ASC 920-350 for impairment at a film group level when the film or license agreement is predominantly monetized with other films and/or license agreements. The presentation and disclosure requirements in ASU 2019-02 also increase the transparency of information provided to users of financial statements about produced and licensed content. This update will be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently in the process of evaluating the impact of the adoption of ASU 2019-02 on its consolidated financial statements.